SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2014 item
Operating Segments
Number of reportable operating segments	1
Minimum
Intangible Assets
Useful life of core deposit intangible assets	10 years
Maximum
Intangible Assets
Useful life of core deposit intangible assets	15 years